                    Important Information For Investors In
                            Prudential Mutual Funds

                         Supplement dated July 1, 1998


THE FOLLOWING INFORMATION SUPPLEMENTS YOUR PROSPECTUS:

Effective July 1, 1998, Prudential Investment Management Services LLC,
Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, was appointed the exclusive Distributor of Fund shares. Shares continue to be offered through Prudential Securities Incorporated, Pruco Securities Corporation and other brokers and dealers. Prudential Investment Management Services is a wholly owned subsidiary of The Prudential Insurance Company of America and an affiliate of Prudential Securities Incorporated and Pruco Securities Corporation. All other arrangements with respect to the distribution of Fund shares described in the Prospectus remain unchanged.

MF980C-4 (7/1/98)                                   (LOGO)

                    Important Information For Investors In
                            Prudential Mutual Funds

                         Supplement dated July 1, 1998


THE FOLLOWING INFORMATION SUPPLEMENTS YOUR PROSPECTUS:

Effective July 1, 1998, Prudential Investment Management Services LLC,
Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102-4077, was appointed the exclusive Distributor of Fund shares. Shares continue to be offered through Prudential Securities Incorporated, Pruco Securities Corporation and other brokers and dealers. Prudential Investment Management Services is a wholly owned subsidiary of The Prudential Insurance Company of America and an affiliate of Prudential Securities Incorporated and Pruco Securities Corporation. All other arrangements with respect to the distribution of Fund shares described in the Prospectus remain unchanged.

Listed below are the names of the Prudential Mutual Funds and the dates of the Prospectuses to which this Supplement relates:

Name of Fund                                               Prospectus Date
---------------------------------------------------        -------------------
Cash Accumulation Trust
  Liquid Assets Fund                                       December 22, 1997
  National Money Market Fund                               December 22, 1997
The Global Total Return Fund, Inc.                         March 4, 1998
Global Utility Fund                                        December 2, 1997
Nicholas-Applegate Fund, Inc.                              March 4, 1998
  Nicholas-Applegate Growth Equity Fund
Prudential 20/20 Focus Fund                                May 22, 1998
Prudential Balanced Fund                                   November 25, 1997
Prudential California Municipal Fund                       October 30, 1997
  California Series
  California Money Market Series
  California Income Series
Prudential Distressed Securities Fund, Inc.                January 29, 1998
Prudential Diversified Bond Fund, Inc.                     March 4, 1998
Prudential Index Series Fund                               January 23, 1998
  Prudential Small-Cap Index Fund
  Prudential Bond Market Index Fund
  Prudential Pacific Index Fund
  Prudential Europe Index Fund
  Prudential Stock Index Fund
Prudential Emerging Growth Fund, Inc.                      December 30, 1997
Prudential Equity Fund, Inc.                               February 27, 1998
Prudential Equity Income Fund                              December 30, 1997
Prudential Global Genesis Fund, Inc.                       July 30, 1997
Prudential Global Limited Maturity Fund, Inc.              December 30, 1997
Prudential Government Income Fund, Inc.                    April 30, 1998
Prudential Government Securities Trust                     February 2, 1998
  Short-Intermediate Term Series
  Money Market Series
  U.S. Treasury Money Market Series
Prudential High Yield Fund, Inc.                           March 3, 1998
Prudential High Yield Total Return Fund, Inc.              March 16, 1998

Name of Fund                                               Prospectus Date
---------------------------------------------------        -------------------
Prudential Intermediate Global Income Fund, Inc.           March 4, 1998
Prudential International Bond Fund, Inc.                   March 4, 1998
The Prudential Investment Portfolios Fund, Inc.            January 23, 1998
  Prudential Jennison Growth Fund
  Prudential Jennison Growth & Income Fund
  Prudential Active Balanced Fund
Prudential MoneyMart Assets, Inc.                          February 27, 1998
Prudential Mortgage Income Fund, Inc.                      March 3, 1998
Prudential Municipal Series Fund                           October 30, 1997
  Connecticut Money Market Series
  Florida Series
  Maryland Series
  Massachusetts Money Market Series
  Massachusetts Series
  Michigan Series
  New Jersey Money Market Series
  New Jersey Series
  New York Money Market Series
  New York Series
  North Carolina Series
  Ohio Series
  Pennsylvania Series
Prudential National Municipals Fund, Inc.                  March 4, 1998
Prudential Natural Resources Fund, Inc.                    July 30, 1997
Prudential Real Estate Securities Fund                     March 20, 1998
Prudential Pacific Growth Fund, Inc.                       December 31, 1997
Prudential Small Company Value Fund, Inc.                  December 2, 1997
Prudential Special Money Market Fund, Inc.                 August 27, 1997
Prudential Structured Maturity Fund, Inc.                  March 4, 1998
Prudential Tax-Free Money Fund, Inc.                       February 27, 1998
Prudential Utility Fund, Inc.                              March 3, 1998
Prudential World Fund, Inc.                                January 7, 1998
  Global Series
  International Series
The Target Portfolio Trust                                 May 1, 1998

MF980C-4 (7/1/98)